Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Debt [Abstract]
DEBT

7 - DEBT

Total outstanding debt of the Company is comprised of the following, including convertible notes and other related party debt:

September 30, 2024	Principal	Debt Discount	Accrued Interest	Total
Revolving Loan Facility	$12,700,000	$-	$-	$12,700,000
Convertible note payable	1,450,000	(1,404,352)	-	45,648
Total	$14,150,000	$(1,404,352)	$-	$12,745,648

December 31, 2023	Principal	Debt Discount	Accrued Interest	Total
Revolving Loan Facility	$9,000,000	$-	$-	$9,000,000
Other related party debt (Note 11)	12,598,000	-	2,272,993	14,870,993
Total	$21,598,000	$-	$2,272,993	$23,870,993

Revolving Loan Facility

In June 2021, the Company entered into a revolving loan agreement with First Republic Bank (“First Republic”), which was subsequently acquired by JPMorgan Chase, (the “Bank”) providing up to $14,000,000 of advances (the “2021 Revolving Loan Agreement”). The advances accrue interest at a variable rate based on an index rate established by reference to the average 12-month trailing one-year US treasuries plus a spread of 1.80% per annum and a minimum floor rate of 1.5% per annum. The Company was not required to provide collateral for the advances or comply with any covenants. The advances were secured by a lien on certain personal assets of the CEO. In consideration for the security provided by the CEO, the Company issued common stock warrants to NLabs a significant shareholder of the Company (“NLabs”) in consideration for the CEO’s guaranteeing the advances. Refer to Note 11 - Related Party Transactions, Common Stock Warrants.

The original maturity date of the 2021 Revolving Loan Agreement was May 15, 2022, which has been mutually extended to May 15, 2025. In December 2023, the Company repaid $5,000,000 of the principal balance of the outstanding advances. During 2024, the Company drew $3.7 million on the revolving loan. Following consummation of the Business Combination, the Company and the Bank began discussions regarding transfer of the loan to the Bank’s commercial loan portfolio from the First Republic transferred loan portfolio. During the interim, the remaining undrawn amount of $2.3 million may not be borrowed by the Company until transfer.

Convertible Note Payable

On and around September 12, 2024, the Company, Legacy Veea, and NLabs Inc. entered into note purchase agreements (the “Note Purchase Agreements”) with certain accredited investors unaffiliated with Plum and Legacy Veea (each, an “Investor”) for the sale of unsecured subordinated convertible promissory notes (the “September 2024 Notes”) as part of a private placement offering of up to $15 million in purchase price for such September 2024 Notes in the aggregate. The sale of the September 2024 Notes (the “Financing Closing”) occurred simultaneously with the Closing of the Business Combinationat the Financing Closing and a commitment from an Investor, of which the Company received $3 million to date. In addition to a September 2024 Note, each Investor received as a transfer from NLabs immediately prior to the Financing Closing a number of shares of Legacy Veea’s Series A-1 Preferred Stock that upon the Closing became a number of registered shares of Common Stock equal to such Investors’ loan amount under their respective notes divided by $7.50 (the “Transferred Shares”). As of September 30, 2024, 2,000,000 Transfer Shares were delivered to Investors. These Transfer Shares were recorded at fair value at the date of transfer of approximately $21.6 million and represent a substantial discount on the September 2024 Notes. As the Company has received $1.45 million of the total expected $15 million proceeds, a proportional amount ($19.5 million) of the substantial discount has been deferred and recorded as a deferred financing asset until the remaining debt proceeds are received.

The Company and Private Veea are co-borrowers under each September 2024 Note (together, the “Borrowers”) and are jointly responsible for the obligations to each Investor thereunder. Each September 2024 Note has a maturity date of 18 months after the Financing Closing but is prepayable in whole or in part by the Borrowers at any time without penalty. The outstanding obligations under each September 2024 Note accrues interest at a rate equal to the Secured Overnight Financing Rate plus 2% per annum, adjusted quarterly, but interest is only payable upon the maturity date of the September 2024 Note as long as there is no event of default thereunder. Each September 2024 Note is unsecured and expressly subordinated to any senior debt of the Borrowers. The September 2024 Notes and the Note Purchase Agreements do not include any operational or financial covenants for the Borrowers. Each September 2024 Note includes customary events of default for failure to pay amounts due on the maturity date, for failure to otherwise comply with the Borrowers’ covenants thereunder or for Borrower insolvency events, in each case, with customary cure periods, and upon an event of default, the Investor may accelerate all obligations under its September 2024 Note and the Borrowers will be required to pay for the Investor’s reasonable out-of-pocket collection costs.

The outstanding obligations under each September 2024 Note are convertible in whole or in part into shares of Common Stock (the “Conversion Shares”) at a conversion price of $7.50 per share (subject to equitable adjustment and the like with respect to the Common Stock after the Financing Closing) (the “Conversion Price”) at any time after the Financing Closing at the sole election of the Investor. The outstanding obligations under each September 2024 Note will automatically convert at the Conversion Price if (i) the Company or its subsidiaries consummate one or more additional financings for equity or equity-linked securities for at least $20 million in the aggregate or makes one or more significant acquisitions valued in the aggregate (based on the consideration provided by the Company and its subsidiaries) to be at least $20 million, (ii) the Investors holding a majority of the aggregate outstanding obligations under the September 2024 Notes expressly agree to convert all obligations under the September 2024 Notes or (iii) the Common Stock trades with an average daily VWAP of at least $10.00 (subject to equitable adjustment and the like with respect to the Common Stock after the Financing Closing) for ten (10) consecutive trading days. The obligations under each September 2024 Note will also automatically convert in connection with a Brokerage Transfer, as described below.

The September 2024 Notes and the Conversion Shares are subject to a lock-up for a period of 6 months after the Financing Closing (subject to early release for a liquidation, merger, share exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their equity holdings in the Company for cash, securities or other property, and subject to customary permitted transfer exceptions). The Transferred Shares are not be subject to any lock-up restrictions, but for a period of 6 months after the Closing they will be separately designated by SPAC’s transfer agent and kept as book entry shares on the transfer agent’s records and will not be eligible to be held by DTC without the Investor first notifying the Company of its intent to transfer any such Transferred Shares to a brokerage account and/or to be held by DTC or another nominee (a “Brokerage Transfer”). If the Investor provides such notice or otherwise has any Transferred Shares subject to a Brokerage Transfer within 6 months after the Closing, a portion of the outstanding obligations under such Investor’s Note will automatically convert into a number of Conversion Shares equal to the number of Transferred Shares subject to such Brokerage Transfer, and the lock-up period for such Conversion Shares will be extended for an additional 6 months to 12 months after the Financing Closing.

The Company reviewed the conversion feature granted in the notes under ASC 815 and concluded that the conversion price was based on a variable (enterprise value) that was not an input to the fair value of a “fixed-for-fixed” option as defined under FASB ASC Topic No. 815 - 40 and is therefore considered a conversion option liability that should be bifurcated from the debt host. As the fair value of the conversion option liability exceeded the net proceeds received, in accordance with ASC 470-20, the Company recorded the conversion option liability at fair value with the excess of the fair value over the net proceeds received recognized as a loss in earnings. See Note 13 “Fair Value Measurements” for further information.

6 - DEBT

Total outstanding debt of the Company is comprised of the following, including convertible notes and other related party debt:

	As of December 31, 2023			As of December 31, 2022
	Principal	Accrued Interest	Total	Principal	Accrued Interest	Total
Revolving Loan Facility	$9,000,000	$-	$9,000,000	$14,000,000		$14,000,000
Convertible Notes, related party (Note 10)	-	-	-	9,069,516	1,829,683	10,899,199
Other related party debt (Note 10)	12,598,000	2,272,993	14,870,993	10,350,000	1,013,219	11,363,219
	$21,598,000	$2,272,993	$23,870,993	$33,419,516	$2,842,902	$36,262,418

Revolving Loan Facility

In June 2021, the Company entered into a revolving loan agreement with First Republic Bank (the “Bank”) providing up to $14,000,000 of advances (the “2021 Revolving Loan Agreement”). The advances accrue interest at a variable rate based on an index rate established by reference to the average 12-month trailing one-year US treasuries plus a spread of 1.80% per annum and a minimum floor rate of 1.5% per annum. The Company was not required to provide collateral for the advances or comply with any covenants. The advances were secured by a lien on certain personal assets of the CEO.

The Company issued common stock warrants to NLabs in consideration for the CEO’s guaranteeing the advances. Refer to Note 10 - Related Party Transactions, Common Stock Warrants. The 2021 Revolving Loan Agreement provided for an initial maturity date of May 15, 2022 with one (1) one-year extension to May 15, 2023. The Company requested an extension of the maturity date to May 15, 2024. While the Company remains in discussions with the Bank, the extension was not formalized prior to the maturity date and the Company is in default under the 2021 Revolving Loan Agreement. The Company has received no notices of default from the Bank, nor has the Bank commenced enforcement actions. In December 2023, the Company repaid $5,000,000 of the principal balance of the outstanding advances.

Term Note

In March 2023, the Company entered into a $5,000,000 term loan agreement with an unrelated third party lender. The loan agreement was secured by a lien on the Company’s assets and guaranteed by the Company’s CEO. The full amount of the loan was drawn at closing. The original maturity date of the loan was August 31, 2023 and was subsequently extended to October 31, 2023. The Company initially issued warrants to the lender to purchase 3,300,000 shares of the Company’s Series A-1 Preferred Stock (the “Initial Warrants”). The exercise price of the Initial Warrants is $2.00 per share. The term of Initial Warrant covering 2,500,000 of the 3,300,000 shares expires upon repayment of the loan (the “Repayment Warrant”). The term of the remaining Initial Warrants covering 800,000 shares is five years. Prior to original maturity of the term loan agreement, the maturity date was extended to October 31, 2023. Upon extension of the maturity date, the Company issued warrants to purchase 400,000 shares of Series A-1 Preferred Stock (the “Extension Warrants”). The exercise price of the Extension Warrants is $.01 per share and the warrant term is five years. The Company repaid the outstanding principal and accrued interest on the secured term loan on November 10, 2023, in the amount of $3,064,897. In connection with the repayment, the lender’s liens were released and the Repayment Warrant expired.

Convertible Notes

In July 2023, the Company issued a $3,000,000 convertible note to iFREE Group (HK) Limited (“iFree”). The interest rate on the note is 8%. The note (“iFree Note”) matures September 30, 2024. The note is (i) optionally convertible at any time at the holder’s election and (ii) automatically converts upon the closing of a qualified financing, defined to be the receipt by the Company of at least $15,000,000 proceeds (including debt conversion) from the issuance of equity or equity-related securities. Upon the Company’s receipt of $12,000,000 proceeds from the issuance and sale of shares of its Series A-2 Preferred Stock private placement, a qualified financing under the iFree Note occurred and the note automatically converted into shares of Series A-2 Preferred Stock of the Company. The aggregate amount of principal and interest equaled $3,076,274 and converted into 1,681,024 shares of Series A-2 Preferred Stock.